Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended								12 Months Ended
	Dec. 31, 2012 Segment Lease Lessee	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012 2010 Plan [Member]	Dec. 31, 2012 2010 Plan [Member]	Dec. 31, 2011 2010 Plan [Member]	Dec. 31, 2010 2010 Plan [Member]	Apr. 29, 2010 2010 Plan [Member]	Dec. 31, 2012 Boeing 737-500 [Member] Aircraft	Dec. 31, 2011 Boeing 737-500 [Member]	Dec. 31, 2012 Fly-Z/C Aircraft Holdings LP [Member]	Feb. 09, 2011 Fly-Z/C Aircraft Holdings LP [Member]	Dec. 28, 2012 BBAM LP [Member]	Apr. 29, 2010 BBAM LP [Member]	Dec. 31, 2012 Flight [Member]	Dec. 31, 2011 Flight [Member]	Dec. 31, 2012 Assets Held-for-sale [Member]	Dec. 31, 2012 Flight Equipment Held for Operating Leases [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Flight equipment held for sale															$ 0	$ 0
Percentage of limited partnership interest											57.40%	57.40%		15.00%
Company sold its interest in BBAM LP, percentage													15.00%
Expected period of plan of sale																	1 year
Useful life																		25 years
Percentage of residual values																		15.00%
Total useful life																		25 years
Additional aggregate grants of SAR and RSU				300,000
Number of Boeing 737-500 aircraft for which impairment loss recognized									2
Aggregate initial grants					1,500,000	1,200,000	599,999
Issue of shares					1,500,000			1,500,000
Impairment losses recognized	11,382,000	7,500,000	0						11,400,000	7,500,000
Operating lease expiration year									2012
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Number of operating and reportable segment	1
Maturity period of highly liquid investments	3 months
Allowances for doubtful accounts	0	0
Lessees on non accrual status	2
Interest on unpaid income tax and penalties	$ 0	$ 0	$ 0
Number of operating lease renewals	0